Subsequent Events (Details) - USD ($)										1 Months Ended	12 Months Ended
	Oct. 08, 2024	Sep. 27, 2024	Aug. 22, 2024	Aug. 13, 2024	Dec. 28, 2023	Nov. 20, 2023	Nov. 08, 2023	Jul. 11, 2023	Dec. 20, 2022	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	May 31, 2023	Sep. 14, 2022	Sep. 24, 2021
Subsequent Event [Line Items]
Share issued price per shares (in Dollars per share)					$ 0.4	$ 0.25	$ 0.25								$ 3.2
Prepayment of outstanding debt balance percentage								120.00%
Conversion price (in Dollars per share)								$ 2
Total consideration										$ 7,200,000
Sale of stock price (in Dollars per share)					$ 0.04	$ 0.04	$ 0.04
Gross proceeds of ipo					$ 600,000	$ 500,000	$ 280,000		$ 1,500,000			$ 5,018,985
Purchase of warrants (in Shares)															1,750,000	43,125
Exercise price (in Dollars per share)																$ 3.2
Percentage of lowest VWAP											90.00%
Percentage of proceeds to redeem the initial notes											30.00%
Percentage of accrued interest											105.00%
Expiry term											5 years					5 years
Gross proceeds raised in the offering											6.50%
Conversion shares											$ 875,000
Initial Notes [Member]
Subsequent Event [Line Items]
Exercise price (in Dollars per share)											$ 1.6
Conversion price (in Dollars per share)											$ 1.6
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Original principal amount											$ 1,100,000
Interest rate											8.00%
Gross proceeds of ipo											$ 1,330,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Original issue discount				$ 80,000
Investor fees				$ 20,000
Prepayment of outstanding debt balance percentage				120.00%
Gross procceds from warrants		$ 7,000,000
Maturity date				Aug. 13, 2025
Subsequent Event [Member] | Unsecured Convertible Note [Member]
Subsequent Event [Line Items]
Interest rate				8.00%
Conversion price (in Dollars per share)				$ 2
Original issue discount rate				18.00%
Subsequent Event [Member] | Senior Secured Convertible Notes [Member]
Subsequent Event [Line Items]
Interest rate		6.00%
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Share issued price per shares (in Dollars per share)														$ 0.04
Sale of stock price (in Dollars per share)									$ 0.04
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Original principal amount				$ 1,100,000
Share issued price per shares (in Dollars per share)			$ 0.4	$ 0.04
Gross proceeds for Unsecured promissory note				$ 1,000,000
Original issue discount rate		8.00%
Total consideration			$ 2,350,000
Sale of stock price (in Dollars per share)			$ 0.04
Gross proceeds of ipo			$ 940,000
Aggregate principal amount		$ 7,600,000
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Conversion price (in Dollars per share)	$ 0.17
Conversion shares	$ 875,000
Accrued interest	$ 96,540
Shares converted (in Shares)	5,807,863
Series A Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase of warrants (in Shares)		2,853,118
Exercise price (in Dollars per share)		$ 1.6